Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipments,net [Line Items]
Opening balance	$ 1,754,372	$ 1,847,615
Final balances	1,650,361	1,754,372	$ 1,847,615
Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,038,294	840,454
Final balances	1,039,579	1,038,294	840,454
Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	5,690,851	5,602,902
Final balances	5,495,976	5,690,851	5,602,902
Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	3,781,326	3,727,403
Additions	109,325	133,070
Sales and disposals	(14,270)	(48,153)
Sales	104,403	45,772
Final balances	3,771,978	3,781,326	3,727,403
Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	4,567,187	4,309,213
Additions	143,489	344,415
Sales and disposals	(25,067)	(85,069)
Transfer/Other changes	(382)	(1,372)
Final balances	4,685,227	4,567,187	4,309,213
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	8,753,310	8,166,652
Additions	294,846	529,708
Adjustments and reclassifications	(6,255)	(1,892)
Sales and disposals	(15,146)	(36,886)
Transfer/Other changes	0	0
Final balances	9,026,755	8,753,310	8,166,652
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			95,728
Gross carrying amount [Member] | Land
Property, plant and equipments,net [Line Items]
Opening balance	17,517	21,761
Additions	133	630
Sales		135
Final balances	17,650	17,517	21,761
Gross carrying amount [Member] | Land | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	17,053	9,459
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	269	7,594
Final balances	17,322	17,053	9,459
Gross carrying amount [Member] | Land | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	24,905	24,663
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(80)
Transfer/Other changes	0	322
Final balances	24,905	24,905	24,663
Gross carrying amount [Member] | Land | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	28,982	36,454
Additions	0	0
Sales and disposals	0	(7,472)
Transfer/Other changes	0	0
Final balances	28,982	28,982	36,454
Gross carrying amount [Member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	271,554	298,328
Additions	0	0
Sales and disposals	0	(26,556)
Transfer/Other changes	4,510	(218)
Final balances	276,064	271,554	298,328
Gross carrying amount [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,548,124	2,449,577
Additions	0	0
Adjustments and reclassifications	(1)	544
Sales and disposals	(14)	(4,769)
Transfer/Other changes	40,895	102,772
Final balances	2,589,004	2,548,124	2,449,577
Gross carrying amount [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Machinery and equipment
Property, plant and equipments,net [Line Items]
Opening balance	912,704	958,466
Additions	4	12
Sales and disposals	(419)	(30,235)
Sales	(42,319)	38,322
Final balances	883,192	912,704	958,466
Gross carrying amount [Member] | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	216,872	244,560
Additions	0	0
Sales and disposals	(20,844)	(46,286)
Transfer/Other changes	14,187	18,598
Final balances	210,215	216,872	244,560
Gross carrying amount [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	4,854,613	4,694,050
Additions	0	0
Adjustments and reclassifications	1	(544)
Sales and disposals	(12,814)	(30,482)
Transfer/Other changes	143,949	191,589
Final balances	4,985,749	4,854,613	4,694,050
Gross carrying amount [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,817,226	1,723,270
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	12,253	93,956
Final balances	1,829,479	1,817,226	1,723,270
Gross carrying amount [Member] | Transportation units [Member]
Property, plant and equipments,net [Line Items]
Opening balance	8,892	10,885
Additions		33
Sales and disposals		(540)
Sales	(577)	1,856
Final balances	8,409	8,892	10,885
Gross carrying amount [Member] | Transportation units [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	9,402	9,921
Additions	0	0
Sales and disposals	(98)	(1,043)
Transfer/Other changes	951	524
Final balances	10,255	9,402	9,921
Gross carrying amount [Member] | Transportation units [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	26,365	23,251
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(32)
Transfer/Other changes	3,733	3,146
Final balances	30,098	26,365	23,251
Gross carrying amount [Member] | Transportation units [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Fixtures and fittings [Member]
Property, plant and equipments,net [Line Items]
Opening balance	12,010	13,306
Additions	3	2
Sales and disposals	(74)	(1,310)
Sales	(408)	1
Final balances	11,737	12,010	13,306
Gross carrying amount [Member] | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,556	2,556
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	2,556	2,556	2,556
Gross carrying amount [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	949	949
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	949	949	949
Gross carrying amount [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	59,262	58,924
Additions	0	0
Sales and disposals	0	(3,712)
Transfer/Other changes	2,232	4,050
Final balances	61,494	59,262	58,924
Gross carrying amount [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	25,100	25,491
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(594)
Transfer/Other changes	5,865	203
Final balances	30,965	25,100	25,491
Gross carrying amount [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Work in Progress [Member]
Property, plant and equipments,net [Line Items]
Opening balance	50,365	56,662
Additions	27,322	44,319
Sales and disposals	(325)	(1,168)
Sales	(30)	78
Final balances	34,934	50,365	56,662
Gross carrying amount [Member] | Work in Progress [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	436,699	444,688
Additions	143,489	184,403
Sales and disposals	0	0
Transfer/Other changes	(69,829)	(192,392)
Final balances	510,359	436,699	444,688
Gross carrying amount [Member] | Work in Progress [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	158,068	185,928
Additions	161,059	271,364
Adjustments and reclassifications	(6,255)	(1,192)
Sales and disposals	0	0
Transfer/Other changes	(194,442)	(298,032)
Final balances	118,430	158,068	185,928
Gross carrying amount [Member] | Work in Progress [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Mining property [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	37,521	37,521
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	37,521	37,521	37,521
Gross carrying amount [Member] | Right-of-use assets [member]
Property, plant and equipments,net [Line Items]
Opening balance	11,352
Additions	6,221	3,721
Sales and disposals	(1,314)	(10,897)
Final balances	16,259	11,352
Gross carrying amount [Member] | Right-of-use assets [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,045
Additions	0	1,045
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,045	1,045
Gross carrying amount [Member] | Right-of-use assets [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	95,441
Additions	3,328	1,342
Adjustments and reclassifications		(700)
Sales and disposals	(2,318)	(929)
Final balances	96,451	95,441
Gross carrying amount [Member] | Right-of-use assets [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			95,728
Gross carrying amount [Member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	693,365	534,398
Additions	0	158,967
Sales and disposals	(4,125)	0
Transfer/Other changes	0	0
Final balances	689,240	693,365	534,398
Gross carrying amount [Member] | Stripping activity asset [Member]
Property, plant and equipments,net [Line Items]
Opening balance	154,090	141,726
Additions	10,752	11,545
Sales and disposals	(11,633)
Final balances	152,597	154,090	141,726
Gross carrying amount [Member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	151,494	148,487
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	35,045	3,007
Final balances	186,539	151,494	148,487
Gross carrying amount [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	852,747	655,709
Additions	92,890	197,038
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	945,637	852,747	655,709
Gross carrying amount [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Gross carrying amount [Member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	824,156	760,647
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	63,509
Final balances	824,156	824,156	760,647
Gross carrying amount [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	166,998	107,034
Additions	37,569	59,964
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	204,567	166,998	107,034
Gross carrying amount [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(3,528,893)	(3,468,759)
Additions	(137,238)	(141,815)
Sales and disposals	20,483	81,681
Transfer/Other changes	0	0
Final balances	(3,645,648)	(3,528,893)	(3,468,759)
Accumulated amortisation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(3,062,459)	(2,563,750)
Additions	(483,285)	(534,047)
Adjustments and reclassifications	0	0
Sales and disposals	14,965	35,338
Transfer/Other changes	0	0
Final balances	(3,530,779)	(3,062,459)	(2,563,750)
Accumulated amortisation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(28,315)	(35,583)
Additions	(80)	(101)
Sales and disposals	0	7,369
Transfer/Other changes	0	0
Final balances	(28,395)	(28,315)	(35,583)
Accumulated amortisation [Member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(226,129)	(247,979)
Additions	(6,981)	(5,702)
Sales and disposals	0	26,579
Transfer/Other changes	0	(973)
Final balances	(233,110)	(226,129)	(247,979)
Accumulated amortisation [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(393,910)	(321,920)
Additions	(62,317)	(76,199)
Adjustments and reclassifications	0	513
Sales and disposals	14	4,722
Transfer/Other changes	0	0
Final balances	(456,213)	(393,910)	(321,920)
Accumulated amortisation [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(184,030)	(204,255)
Additions	(18,029)	(21,780)
Sales and disposals	20,385	42,978
Transfer/Other changes	0	973
Final balances	(181,674)	(184,030)	(204,255)
Accumulated amortisation [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(2,040,819)
Additions	(277,384)	(284,097)	(1,786,326)
Adjustments and reclassifications	0	(513)
Sales and disposals	12,635	29,091
Transfer/Other changes	0	0
Final balances	(2,305,568)	(2,040,819)
Accumulated amortisation [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(1,694,288)	(1,656,002)
Additions	(40,197)	(38,286)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(1,734,485)	(1,694,288)	(1,656,002)
Accumulated amortisation [Member] | Transportation units [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(8,828)	(9,855)
Additions	(49)	(16)
Sales and disposals	98	1,043
Transfer/Other changes	0	0
Final balances	(8,779)	(8,828)	(9,855)
Accumulated amortisation [Member] | Transportation units [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(15,872)	(13,972)
Additions	(1,826)	(1,928)
Adjustments and reclassifications	0	0
Sales and disposals	0	28
Transfer/Other changes	0	0
Final balances	(17,698)	(15,872)	(13,972)
Accumulated amortisation [Member] | Transportation units [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(2,556)	(2,556)
Additions	4	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(2,564)	(2,556)	(2,556)
Accumulated amortisation [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(881)	(858)
Additions	(23)	(23)
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(904)	(881)	(858)
Accumulated amortisation [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(54,136)	(56,522)
Additions	(2,291)	(1,326)
Sales and disposals	0	3,712
Transfer/Other changes	0	0
Final balances	(56,423)	(54,136)	(56,522)
Accumulated amortisation [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(19,745)	(18,796)
Additions	(1,495)	(1,543)
Adjustments and reclassifications	0	0
Sales and disposals	0	594
Transfer/Other changes	0	0
Final balances	(21,240)	(19,745)	(18,796)
Accumulated amortisation [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Mining property [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(29,457)	(29,457)
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(29,457)	(29,457)	(29,457)
Accumulated amortisation [Member] | Right-of-use assets [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(461)
Additions	268	(461)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(729)	(461)
Accumulated amortisation [Member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(478,826)	(424,008)
Additions	(61,882)	(54,818)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(540,708)	(478,826)	(424,008)
Accumulated amortisation [Member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(147,725)	(146,058)
Additions	(1,769)	(1,667)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(149,494)	(147,725)	(146,058)
Accumulated amortisation [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(553,732)	(398,202)
Additions	(124,309)	(155,530)
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(678,041)	(553,732)	(398,202)
Accumulated amortisation [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			0
Accumulated amortisation [Member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(674,142)	(656,484)
Additions	(5,688)	(17,658)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	(679,830)	(674,142)	(656,484)
Accumulated amortisation [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(26,915)	(23,676)
Additions	(4,611)	(3,239)
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	$ (31,526)	$ (26,915)	(23,676)
Accumulated amortisation [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions			$ 0